NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ (650)	$ 44,229
Net (loss) attributable to non-controlling interest	(14)	(32)
Purchase of non-controlling interest pursuant to Share Exchange Agreement		(44,824)
Non-controlling interest, at ending	(664)	(627)
I O X [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning		44,701
Net (loss) attributable to non-controlling interest		123
Purchase of non-controlling interest pursuant to Share Exchange Agreement		(44,824)
Non-controlling interest, at ending
Saugatuck And Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(650)	(472)
Net (loss) attributable to non-controlling interest	(14)	(155)
Purchase of non-controlling interest pursuant to Share Exchange Agreement
Non-controlling interest, at ending	$ (664)	$ (627)